X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS (67.49%)
COMMUNICATIONS (4.08%)
Alphabet, Inc., Class C(a)	182	$485,086
Facebook, Inc., Class A(a)	1,200	407,268
Zillow Group, Inc., Class C(a)	2,291	201,929
		1,094,283

CONSUMER DISCRETIONARY (13.13%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	1,650	244,283
Amazon.com, Inc.(a)	103	338,359
Chipotle Mexican Grill, Inc.(a)	8	14,540
Copart, Inc.(a)	2,580	357,897
General Motors Co.(a)	5,721	301,554
Home Depot, Inc.	951	312,175
Lennar Corp., Class A	3,190	298,839
MercadoLibre, Inc.(a)	245	411,453
PulteGroup, Inc.	5,678	260,734
TJX Cos., Inc.	5,295	349,364
Tractor Supply Co.	1,870	378,881
Vipshop Holdings, Ltd., ADR(a)	22,355	249,035
		3,517,114

CONSUMER STAPLES (9.32%)
Altria Group, Inc.	6,165	280,631
Calavo Growers, Inc.	4,002	153,036
Costco Wholesale Corp.	900	404,415
Dollar General Corp.	1,641	348,122
Mission Produce, Inc.(a)	10,641	195,582
Philip Morris International, Inc.	3,756	356,031
Target Corp.	1,858	425,055
Walmart, Inc.	2,403	334,930
		2,497,802

ENERGY (4.28%)
Diamondback Energy, Inc.	4,683	443,340
EOG Resources, Inc.	2,031	163,028
Suncor Energy, Inc.	26,025	539,758
		1,146,126

FINANCIALS (10.67%)
Ally Financial, Inc.	8,391	428,360
Bank of America Corp.	9,996	424,331
Berkshire Hathaway, Inc., Class B(a)	1,342	366,285
Chubb, Ltd.	1,863	323,193
First BanCorp	6,012	79,058
JPMorgan Chase & Co.	2,532	414,463
Marsh & McLennan Cos., Inc.	2,232	337,992
OFG Bancorp	3,525	88,901

Description	Shares	Value
FINANCIALS (continued)
Popular, Inc.	1,151	$89,398
Truist Financial Corp.	5,259	308,440
		2,860,421

HEALTH CARE (4.51%)
Amgen, Inc.	1,376	292,606
Bausch Health Cos., Inc.(a)	11,163	310,890
Johnson & Johnson	2,086	336,888
Teva Pharmaceutical Industries, Ltd., Sponsored ADR(a)	27,525	268,094
		1,208,478

INDUSTRIALS (4.98%)
Booz Allen Hamilton Holding Corp.	198	15,711
Fastenal Co.	5,624	290,255
General Dynamics Corp.	1,935	379,318
Lockheed Martin Corp.	868	299,547
United Rentals, Inc.(a)	995	349,176
		1,334,007

MATERIALS (2.94%)
Freeport-McMoRan, Inc.	4,735	154,030
Glencore PLC, ADR	39,926	375,703
Rio Tinto PLC, ADR	2,097	140,122
Vale SA, ADR	8,479	118,282
		788,137

TECHNOLOGY (12.80%)
Advanced Micro Devices, Inc.(a)	4,356	448,232
Akamai Technologies, Inc.(a)	1,570	164,206
Apple, Inc.	1,992	281,868
Fortinet, Inc.(a)	771	225,163
Garmin, Ltd.	2,763	429,536
MarketAxess Holdings, Inc.	542	228,014
Mastercard, Inc., Class A	723	251,373
Micron Technology, Inc.	5,148	365,405
N-Able, Inc.(a)	5,242	65,053
Palo Alto Networks, Inc.(a)	481	230,399
PayPal Holdings, Inc.(a)	1,057	275,042
Shopify, Inc., Class A(a)	272	368,772
SolarWinds Corp.	5,746	96,131
		3,429,194

UTILITIES (0.78%)
Iberdrola SA, Sponsored ADR	5,180	208,443

TOTAL COMMON STOCKS (Cost $16,718,711)		18,084,005

	Principal
	Amount	Value
GOVERNMENT BONDS (32.22%)
U.S. Treasury Notes
07/31/22, 0.13%	$8,254,500	$8,256,435
01/31/25, 1.38%	126,500	129,687
10/31/21, 1.50%	199,800	200,035
10/31/26, 1.63%	45,600	47,000

TOTAL GOVERNMENT BONDS (Cost $8,627,785)		8,633,157

TOTAL INVESTMENTS (99.71%) (Cost $25,346,496)		26,717,162
Other Assets In Excess Of Liabilities (0.29%)		78,260
NET ASSETS (100.00%)		$26,795,422

(a)	Non-income producing security.

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Balanced Fund, LLC (the “Fund”) is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified investment company with an investment objective which seeks conservation of capital, current income and long-term growth of capital and income. The Fund currently offers Class A, Class C and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Fund’s Investment Adviser is X-Square Capital, LLC.

NOTE 2 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$18,084,005	$–	$–	$18,084,005
Government Bonds	8,633,157	–	–	8,633,157
Total	$26,717,162	$–	$–	$26,717,162

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.

 There were no Level 3 securities held in the Fund at September 30, 2021.